Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Allowance Recorded	$ 0	$ 0	$ 0
Amounts classified as restricted cash	$ 404,850	$ 404,850	$ 582,171
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	116,270